Earnings Per Share (Tables)	6 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Schedule of Calculation of Earnings Per Share

The calculation of earnings per share is as follows:

	Three months ended March 31,		Six months ended March 31,
	2026	2025	2026	2025
Weighted number of outstanding shares	183,906,056	187,829,202	183,906,056	187,829,202
Number of shares with dilutive effects	4,245	309	3,650	248
Weighted number of outstanding shares (diluted)	183,910,301	187,829,511	183,909,706	187,829,450

Profit attributable to ordinary shareholders	81,883	105,113	132,414	125,232
Basic	0.45	0.56	0.72	0.67
Diluted	0.45	0.56	0.72	0.67